Deferred Income Tax - Additional Information (Detail) S/ in Millions	Dec. 31, 2017 PEN (S/)
Disclosure of deferred income taxes [Line Items]
Tax losses	S/ 494.8
Later than one year [member]
Disclosure of deferred income taxes [Line Items]
Tax losses	83.9
From 1 to 2 years [member]
Disclosure of deferred income taxes [Line Items]
Tax losses	S/ 10.3